EQUITY - Outstanding Common Equity (Details) - USD ($) $ in Millions		6 Months Ended
	Mar. 14, 2022	Jun. 30, 2022
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 1,136
Ending balance		1,332
Class C Shares
Reconciliation of number of shares outstanding [abstract]
Share issuance (in shares)	26,000,000
Capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance		159
Ending balance		$ 737
Capital | Class C Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		0
Share issuance (in shares)		25,853,695
Converted from class A shares (in shares)		80,425
Ending balance (in shares)		25,934,120
Beginning balance		$ 0
Share issuance		735
Converted from class A shares		2
Ending balance		$ 737